UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International

Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International

Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master

LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock International Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

BlackRock Master International Portfolio of BlackRock Master LLC	$761,613,703

Total Investments (Cost – $ 655,944,771) – 100.1%	761,613,703
Liabilities in Excess of Other Assets – (0.1)%	(732,757)

Net Assets – 100.0%	$760,880,946

Notes to Schedule of Investments

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of January 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $761,613,703 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of January 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK INTERNATIONAL FUND	JANUARY 31, 2013	1

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Master International Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina – 1.9%
MercadoLibre, Inc.	162,858	$14,396,647

Belgium – 5.1%
Anheuser-Busch InBev NV	438,300	38,565,162

Brazil – 1.5%
Itau Unibanco Holding SA, Preference Shares	654,879	11,296,404

Canada – 1.6%
Rogers Communications, Inc., Class B	267,575	12,434,431

China – 2.6%
China Life Insurance Co. Ltd., Class H	2,374,000	7,923,068
Want Want China Holdings Ltd.	8,807,000	11,667,812

		19,590,880

Czech Republic – 0.9%
Komercni Banka AS	35,878	7,264,037

France – 5.2%
BNP Paribas SA	152,911	9,594,242
Sanofi SA	306,601	29,889,169

		39,483,411

Germany – 2.8%
Linde AG	118,994	21,689,265

India – 1.5%
ICICI Bank Ltd.-ADR	244,275	11,187,795

Indonesia – 2.0%
Bank Rakyat Indonesia Persero Tbk PT	18,566,000	15,162,385

Japan – 5.8%
Canon, Inc.	327,700	11,933,270
Fanuc Corp.	106,500	16,619,384
Mitsubishi UFJ Financial Group, Inc.	2,769,400	15,749,972

		44,302,626

Netherlands – 5.4%
ASML Holding NV	290,146	21,765,211
Royal Dutch Shell Plc, B Shares	524,780	19,074,052

		40,839,263

Russia – 2.2%
Sberbank	4,738,186	17,091,660

South Korea – 2.9%
Posco	22,258	7,276,194
Samsung Electronics Co. Ltd.	11,335	15,080,469

		22,356,663

Sweden – 7.3%
Assa Abloy AB, B Shares	577,349	21,600,201
Atlas Copco AB, A Shares	658,659	18,763,478
Hennes & Mauritz AB, B Shares	405,000	14,902,115

		55,265,794

Switzerland – 13.3%
Credit Suisse Group AG	534,636	15,789,305

Common Stocks	Shares		Value

Switzerland (concluded)
Roche Holding AG		208,281	$46,038,248
The Swatch Group AG, Bearer Shares		30,241	16,564,749
Zurich Insurance Group AG		78,772	22,652,215

			101,044,517

United Kingdom – 24.0%
British Sky Broadcasting Group Plc		2,514,658	32,528,793
HSBC Holdings Plc		1,459,808	16,600,517
Imperial Tobacco Group Plc		937,433	34,857,544
ITV Plc		6,337,756	11,519,296
Reckitt Benckiser Group Plc		265,366	17,679,134
Rio Tinto Plc		511,777	28,912,340
Vodafone Group Plc		14,965,318	40,842,571

			182,940,195

United States – 9.7%
Agilent Technologies, Inc.		467,758	20,946,203
Expeditors International of Washington, Inc.		438,384	18,806,674
Liberty Global, Inc., Class A (a)		304,813	20,815,680
Veeco Instruments, Inc. (a)		425,771	13,390,498

			73,959,055

Total Long-Term Investments
(Cost – $623,201,258) – 95.7%			728,870,190

Short-Term Securities	Shares		Value

Money Market Funds – 2.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)		19,613,308	19,613,308

	Par (000)

Time Deposits – 0.0%
Australia – 0.0%
Brown Brothers Harriman & Co., 1.86%, 2/01/13	AUD	1	620

Norway – 0.0%
Brown Brothers Harriman & Co., 0.30%, 2/01/13	NOK	– (d)	85

South Africa – 0.0%
Brown Brothers Harriman & Co., 3.75%, 2/01/13	ZAR	6	643

Sweden – 0.0%
Brown Brothers Harriman & Co., 0.05%, 2/01/13	SEK	– (d)	44

			1,392

Total Short-Term Securities
(Cost – $19,614,700) – 2.6%			19,614,700

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	SEK	Swedish Krona
	AUD	Australian Dollar	USD	US Dollar
	NOK	Norwegian Krone	ZAR	South African Rand

2	BLACKROCK INTERNATIONAL FUND	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Master International Portfolio (Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $ 642,815,958*) – 98.3%	$748,484,890
Other Assets Less Liabilities – 1.7%	13,128,813

Net Assets – 100.0%	$761,613,703

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$649,827,816

Gross unrealized appreciation	$101,341,851
Gross unrealized depreciation	(2,684,777)

Net unrealized appreciation	$98,657,074

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at January 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	35,560,642	(15,947,334)	19,613,308	$3,987

(c)	Represents the current yield as of report date.
(d)	Amount is less than $500.

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
AUD 28,804,000	USD 30,154,908	JPMorgan Chase & Co.	4/18/13	$(290,111)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

BLACKROCK INTERNATIONAL FUND	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Master International Portfolio

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$14,396,647	–	–	$14,396,647
Belgium	–	$38,565,162	–	38,565,162
Brazil	11,296,404	–	–	11,296,404
Canada	12,434,431	–	–	12,434,431
China	–	19,590,880	–	19,590,880
Czech Republic	–	7,264,037	–	7,264,037
France	–	39,483,411	–	39,483,411
Germany	–	21,689,265	–	21,689,265
India	11,187,795	–	–	11,187,795
Indonesia	–	15,162,385	–	15,162,385
Japan	–	44,302,626	–	44,302,626
Netherlands	–	40,839,263	–	40,839,263
Russia	–	17,091,660	–	17,091,660
South Korea	–	22,356,663	–	22,356,663
Sweden	–	55,265,794	–	55,265,794
Switzerland	–	101,044,517	–	101,044,517
United Kingdom	–	182,940,195	–	182,940,195
United States	73,959,055	–	–	73,959,055
Short-Term Securities	19,613,308	1,392	–	19,614,700
Total	$142,887,640	$605,597,250	–	$748,484,890

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	–	$(290,111)	–	$(290,111)

1 Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, foreign currency at value of $2,857,228 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

4	BLACKROCK INTERNATIONAL FUND	JANUARY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of

BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 26, 2013